Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing operations:
Gross premiums earned		$ 45,064	$ 45,614	$ 39,800
Outward reinsurance premiums		(1,583)	(1,183)	(1,304)
Earned premiums, net of reinsurance		43,481	44,431	38,496
Investment return		49,555	(9,117)	35,574
Other income		700	531	1,319
Total revenue, net of reinsurance		93,736	35,845	75,389
Benefits and claims		(85,475)	(26,518)	(63,718)
Reinsurers' share of benefits and claims		2,985	1,598	1,330
Movement in unallocated surplus of with-profits funds		(1,415)	1,494	(1,420)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(83,905)	(23,426)	(63,808)
Acquisition costs and other expenditure		(7,283)	(8,527)	(8,649)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(516)	(547)	(548)
(Loss) gain on disposal of businesses and corporate transactions		(142)	(107)	292
Total charges net of reinsurance		(91,846)	(32,607)	(72,713)
Share of profit from joint ventures and associates net of related tax		397	319	233
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	2,287	3,557	2,909
Remove tax charge attributable to policyholders' returns		(365)	(107)	(321)
Profit before tax attributable to shareholders' returns		1,922	3,450	2,588
Total tax charge attributable to shareholders' and policyholders' returns		(334)	(676)	(1,161)
Remove tax charge attributable to policyholders' returns		365	107	321
Tax credit (charge) attributable to shareholders' returns		31	(569)	(840)
Profit from continuing operations		1,953	2,881	1,748
Discontinued UK and Europe operations after tax		1,319	1,142	1,333
Re-measurement of discontinued operations on demerger		188
Cumulative exchange loss recycled from other comprehensive income		(2,668)
(Loss) profit from discontinued operations		(1,161)	1,142	1,333
Profit for the year		792	4,023	3,081
Attributable to:
Equity holders of the Company from continuing operations		1,944	2,877	1,747
Equity holders of the Company from discontinued operations		(1,161)	1,142	1,333
Non-controlling interests from continuing operations		9	4	1
Profit for the year		$ 792	$ 4,023	$ 3,081
Basic
Based on profit from continuing operations (in USD per share)		$ 0.751	$ 1.117	$ 0.680
Based on (loss) profit from discontinued operations (in USD per share)		(0.448)	0.443	0.520
Basic (in USD per share)		0.303	1.560	1.200
Diluted
Based on profit from continuing operations (in USD per share)		0.751	1.117	0.679
Based on (loss) profit from discontinued operations (in USD per share)		(0.448)	0.443	0.520
Diluted (in USD per share)		$ 0.303	$ 1.560	$ 1.199

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.